iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 7.0%
Elevra Lithium Ltd.
(a)(b)
...................... 89,910 $ 894,589
Liontown Ltd.
(b)
.......................... 1,179,026 2,064,347
PLS Group Ltd.
(b)
......................... 1,877,559 8,354,036
11,312,972
a
Canada  — 0.7%
NFI Group, Inc.
(b)
......................... 71,258 1,141,513
a
China  — 25.0%
BYD Co. Ltd., Class H ..................... 456,800 6,076,429
CALB Group Co. Ltd., Class H
(b)(c)
.............. 234,500 1,068,063
Contemporary Amperex Technology Co. Ltd., Class H
(a)
79,700 6,299,166
ECARX Holdings, Inc.
(a)(b)
................... 75,037 80,290
Ganfeng Lithium Group Co. Ltd., Class H
(c)
....... 291,080 3,130,887
Hesai Group, Class B
(a)(b)
.................... 66,340 1,493,900
Li Auto, Inc., Class A
(b)
..................... 648,100 5,703,425
NIO, Inc., Class A
(b)
....................... 913,820 5,896,449
REPT BATTERO Energy Co. Ltd., Class H
(b)
...... 240,000 543,845
RoboSense Technology Co. Ltd.
(a)(b)
............ 181,600 778,663
Seres Group Co. Ltd., Class H
(a)(b)
.............. 42,300 413,365
Tianneng Power International Ltd. .............. 406,000 298,479
WeRide , Inc., Class A
(b)
..................... 483,900 1,222,131
XPeng , Inc., Class A
(b)
..................... 580,500 4,639,655
Zhejiang Leapmotor Technology Co. Ltd., Class H
(b)(c)
. 413,200 2,522,116
40,166,863
a
France  — 3.1%
Forvia SE
(b)
............................. 80,273 946,300
Renault SA ............................. 113,549 3,988,886
4,935,186
a
Germany  — 3.4%
Aumovio SE
(b)
........................... 26,815 1,162,926
Continental AG .......................... 56,224 4,254,079
5,417,005
a
India  — 0.8%
HBL Engineering Ltd. ...................... 151,864 1,284,710
a
Japan  — 1.7%
GS Yuasa Corp. ......................... 55,900 2,260,353
TS Tech Co. Ltd. ......................... 44,300 485,205
2,745,558
a
South Korea  — 19.9%
Hyundai Mobis Co. Ltd. ..................... 21,647 6,260,722
LG Chem Ltd. ........................... 22,401 6,067,155
LG Energy Solution Ltd.
(b)
................... 20,061 6,297,815
Samsung SDI Co. Ltd.
(b)
.................... 27,792 13,162,485
Sebang Global Battery Co. Ltd. ............... 3,437 154,266
31,942,443
a
Sweden  — 0.5%
Polestar Automotive Holding UK PLC, Class A, ADR
(a)(b)
46,102 852,426
a
Switzerland  — 4.6%
ABB Ltd., Registered ...................... 73,211 7,404,536
a
Taiwan  — 0.4%
Advanced Energy Solution Holding Co. Ltd. ....... 19,000 680,845
a
United States  — 27.0%
Adient PLC
(b)
............................ 40,215 846,526
Albemarle Corp. ......................... 46,469 9,140,452
American Battery Technology Co.
(a)(b)
............ 75,441 254,991
Security Shares Value
a
United States (continued)
Amprius Technologies, Inc.
(b)
................. 66,609 $ 1,402,786
Aurora Innovation, Inc.
(a)(b)
................... 608,981 3,580,808
Autoliv, Inc. ............................. 39,424 4,570,424
Blue Bird Corp.
(a)(b)
........................ 18,861 1,209,179
Cooper-Standard Holdings, Inc.
(b)
.............. 8,695 261,459
EVgo , Inc.
(a)(b)
........................... 77,111 161,933
Gentex Corp. ........................... 113,773 2,629,294
Lear Corp. ............................. 26,908 3,420,814
Lucid Group, Inc.
(a)(b)
....................... 72,453 461,526
Microvast Holdings, Inc.
(a)(b)
.................. 120,361 232,297
Ouster, Inc.
(a)(b)
.......................... 28,565 770,112
QuantumScape Corp.
(a)(b)
................... 273,086 1,990,797
Rivian Automotive, Inc., Class A
(a)(b)
............. 324,093 5,315,125
Serve Robotics, Inc.
(a)(b)
..................... 37,256 351,324
Solid Power, Inc.
(a)(b)
....................... 90,107 310,869
Strattec Security Corp.
(a)(b)
................... 2,100 158,046
Tesla, Inc.
(b)
............................. 12,786 4,879,521
Visteon Corp. ........................... 13,975 1,561,147
43,509,430
a
Total Common Stocks — 94.1%
(Cost: $120,288,067) ................................ 151,393,487
a
Preferred Stocks
Germany  — 5.1%
Porsche Automobil Holding SE, Preference Shares,
NVS ................................ 92,749 3,374,778
Volkswagen AG, Preference Shares, NVS ........ 46,808 4,746,716
a
Total Preferred Stocks — 5.1%
(Cost: $11,958,606) ................................. 8,121,494
a
Total Long-Term Investments — 99.2%
(Cost: $132,246,673) ................................ 159,514,981
a
Short-Term Securities
Money Market Funds  —  12.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(d)(e)(f)
...................... 19,890,296 19,896,263
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(d)(e)
............................ 65,328 65,328
a
Total Short-Term Securities — 12.4%
(Cost: $19,961,722) ................................. 19,961,591
Total Investments —  111.6%
(Cost: $152,208,395) ................................ 179,476,572
Liabilities in Excess of Other Assets — (11.6)% .............. (18,645,268)
Net Assets — 100.0% ................................. $ 160,831,304
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Self-Driving EV and Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,237,004  $ 1,665,545
(a)
$ —  $ (6,155) $ (131) $ 19,896,263  19,890,296  $ 611,638
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  65,328
(a)
—  —  —  65,328  65,328  3,776  —
$ —  $ (6,155) $ (131)
$ 19,961,591
$ 615,414  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2 06/18/26 $ 724 $ 48,779
Euro STOXX 50 Index .................................................................. 7 06/19/26 480 11,841
$ 60,620

iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 45,583,658  $ 105,809,829  $ —  $ 151,393,487
Preferred Stocks ......................................... —  8,121,494  —  8,121,494
Short-Term Securities
Money Market Funds ...................................... 19,961,591  —  —  19,961,591
$ 65,545,249  $ 113,931,323  $ —  $ 179,476,572
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 60,620  $ —  $ —  $ 60,620
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)